File No. 2-84719

               SECURITIES AND EXCHANGE COMMISSION
                  WASHINGTON, D.C.  20549-1004

                         POST-EFFECTIVE
                        AMENDMENT NO. 18

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

          THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                     PENNSYLVANIA, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)



                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2
                                   6,360 UNITS


PROSPECTUS
Part One
Dated November 30, 2001

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Pennsylvania State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Pennsylvania, Series 2 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the Commonwealth of Pennsylvania, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all federal income taxes and from Pennsylvania Commonwealth and local income taxes under existing law. At October 16, 2001, each Unit represented a 1/6,360 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, Nike Securities L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the amount invested). At October 16, 2001, the Public Offering Price per Unit was $187.88 plus net interest accrued to date of settlement (three business days after such date) of $3.96, $5.09 and $8.68 for the monthly, quarterly and semi-annual distribution plans, respectively (see "Public Offering" in Part Two).

        Please retain all parts of this Prospectus for future reference.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.66% per annum on October 16, 2001, and 6.52% and 6.66% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 3.00% per annum on October 16, 2001, and 2.86% and 3.01% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Long-Term Return and Estimated Current Return?" in Part Two.

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Principal Amount of Bonds in the Trust                                 $995,000
Number of Units (rounded to the nearest whole unit)                       6,360
Fractional Undivided Interest in the Trust per Unit                     1/6,360
Public Offering Price:
   Aggregate Value of Bonds in the Portfolio                         $1,153,372
   Aggregate Value of Bonds per Unit                                    $181.35
   Sales Charge 3.627% (3.5% of Public Offering Price)                    $6.53
   Public Offering Price per Unit                                       $187.88*
Redemption Price and Sponsor Repurchase Price per Unit
   ($6.53 less than the Public Offering Price per Unit)                 $181.35*
Discretionary Liquidation Amount of the Trust (20% of the
   original principal amount of Bonds in the Trust)                  $2,200,000

Date Trust Established                                           August 18, 1983
Mandatory Termination Date                                     December 31, 2032
Evaluator's Fee: $21.82 per evaluation. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "How May Units be Redeemed?" and "How May Units be Purchased by the Sponsor?" in Part Two).

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2001
                          Sponsor: Nike Securities L.P.
                 Evaluator: Securities Evaluation Service, Inc.
                          Trustee: JPMorgan Chase Bank



PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                          Semi-
                                                  Monthly    Quarterly   Annual


Calculation of Estimated Net Annual Income:
   Estimated Annual Interest Income               $14.26     $14.26     $14.26
   Less:  Estimated Annual Expense Excluding
             Insurance                             $1.80      $1.54      $1.54
          Annual Premium on Portfolio Insurance     $.21       $.21       $.21
   Estimated Net Annual Interest Income           $12.25     $12.51     $12.51
Calculation of Interest Distribution:
   Estimated Net Annual Interest Income           $12.25     $12.51     $12.51
   Divided by 12, 4 and 2, Respectively            $1.02      $3.13      $6.26
Estimated Daily Rate of Net Interest Accrual        $.0340     $.0348     $.0348
Estimated Current Return Based on Public
   Offering Price                                   6.52%      6.66%      6.66%
Estimated Long-Term Return Based on Public
   Offering Price                                   2.86%      3.01%      3.00%

Trustee's Annual Fee: $1.24, $.98 and $.69 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; quarterly--March, June, September and December; semi-annual--June and December. Distribution Dates: Last day of the month as follows: monthly--each month; quarterly--March, June, September and December; semi-annual--June and December.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
of Insured Municipal Bonds -
Pennsylvania, Series 2


We have audited the statement of assets and liabilities of The First Trust of Insured Municipal Bonds - Pennsylvania, Series 2 (the "Trust"), including the schedule of investments, as of July 31, 2001, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended July 31, 2000 and 1999 were audited by other auditors whose report, dated November 9, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds - Pennsylvania, Series 2, at July 31, 2001, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
November 15, 2001

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                  July 31, 2001



ASSETS

Municipal bonds, at market value (cost, $1,033,971)                 $1,281,720
Accrued interest                                                        23,730
Cash                                                                    16,351
                                                                    ----------
TOTAL ASSETS                                                        $1,321,801
                                                                    ==========

LIABILITIES AND NET ASSETS

Liabilities:
   Accrued liabilities                                                 $   458
                                                                       -------

Net assets, applicable to 6,375 outstanding
      units of fractional undivided interest:
   Cost of Trust assets                                              1,033,971
   Net unrealized appreciation (depreciation)                          247,749
   Distributable funds (deficit)                                        39,623
                                                                     ---------
                                                                     1,321,343
                                                                     ---------

TOTAL LIABILITIES AND NET ASSETS                                    $1,321,801
                                                                    ==========

Net asset value per unit                                               $207.27
                                                                       =======




Unit amounts are rounded to the nearest whole unit.

See notes to financial statements.

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                  July 31, 2001

                                                Coupon
                                               interest     Date of          Redemption                       Principal      Market
Name of issuer and title of bond (f)             rate      maturity        provisions (a)    Rating (b)        amount         value
                                                                                             (Unaudited)

Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania),
   Drexel University Revenue, First Series
   of 1983 (d)                                 10.25%      5/01/2003        2002 @ 100 S.F.     AAA          $150,000       $161,645
Allegheny County Industrial Development
   Authority (Pennsylvania), Industrial
   Development Revenue (The Kroger Co. Project),                            2001 @ 100
   Series 1980                                  8.50       5/01/2010        2005 @ 100 S.F.     BBB-           95,000         95,581
North Penn School District Authority,
   Montgomery and Bucks Counties, Pennsylvania,
   School Revenue, Series of 1978                                           2001 @ 100 S.F.
   (Refunding) (d)                              6.20       3/01/2007        2001 @ 100          Aaa(e)         55,000         58,999
Scranton-Lackawanna Health and Welfare
   Authority, City of Scranton, Lackawanna
   County, Pennsylvania, University Revenue,
   Series of 1983 (University of Scranton                                   2001 @ 100 S.F.
   Project) (AMBAC Insured) (c) (d)            10.00      10/01/2003        2002 @ 100          AAA           405,000        452,470
Municipal Authority of Westmoreland County,
   Pennsylvania, Water Revenue, Series 1 (d)    8.625      7/01/2010        2005 @ 100 S.F.     Aaa(e)        410,000        513,025
                                                                                                           -------------------------

                                                                                                           $1,115,000     $1,281,720
                                                                                                           =========================

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                       SCHEDULE OF INVESTMENTS (continued)

                                  July 31, 2001





(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year, or, if currently redeemable, the redemption price in effect at July 31, 2001. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. All of the Bonds in the Trust are subject to call within four years.

(b) The ratings shown are those effective at July 31, 2001. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c) Insurance has been obtained by the Bond issuer. No premium is payable by the Trust.

(d) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(e)  Rating by Moody's Investors Service, Inc.

(f) The Trust consists of obligations of five issuers located in the Commonwealth of Pennsylvania. None of the Bonds in the Trust is a general obligation of a governmental entity. All issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Universities and Schools, 3; Water, 1; and Industrial, 1. Approximately 55% and 37% of the aggregate principal amount of the Bonds consist of university and school revenue bonds and water revenue bonds, respectively. Three Bond issues each represent 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 87%. The largest such issue represents approximately 37%.









See notes to financial statements.

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                            STATEMENTS OF OPERATIONS





                                                                 Year ended July 31,

                                                          2001          2000          1999

Interest income                                        $111,766       $134,677      $158,092

Expenses:
   Trustee's fees and related expenses                   (7,153)        (8,596)       (8,441)
   Insurance expense                                     (1,270)        (1,155)       (1,806)
   Evaluator's fees                                      (5,499)        (3,720)       (3,720)
                                                         -----------------------------------
      Investment income - net                            97,844        121,206       144,125

Net gain (loss) on investments:
   Net realized gain (loss)                               8,651         17,584        18,432
   Change in net unrealized appreciation
      or depreciation                                    (8,876)       (95,609)     (108,762)
                                                         -----------------------------------
                                                           (225)       (78,025)      (90,330)
                                                           ---------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      $97,619        $43,181       $53,795
                                                        ====================================










See notes to financial statements.

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Year ended July 31,

                                                          2001          2000           1999


Net increase (decrease) in net assets
      resulting from operations:
   Investment income - net                              $97,844       $121,206      $144,125
   Net realized gain (loss) on investments                8,651         17,584        18,432
   Change in net unrealized appreciation
      or depreciation on investments                     (8,876)       (95,609)     (108,762)
                                                         -----------------------------------
                                                         97,619         43,181        53,795

Distributions to unit holders:
   Investment income - net                              (96,395)      (121,765)     (146,722)
   Principal from investment transactions              (133,798)      (143,074)     (105,082)
                                                       -------------------------------------
                                                       (230,193)      (264,839)     (251,804)

Unit redemptions (379, 535 and 403 in
      2001, 2000 and 1999, respectively):
   Principal portion                                    (78,735)      (123,399)     (107,918)
   Net interest accrued                                  (2,025)        (3,555)       (3,205)
                                                        ------------------------------------
                                                        (80,760)      (126,954)     (111,123)
                                                        ------------------------------------
Total increase (decrease) in net assets                (213,334)      (348,612)     (309,132)

Net assets:
   Beginning of the year                              1,534,677      1,883,289     2,192,421
                                                      --------------------------------------
   End of the year (including
      distributable funds (deficit) applicable to
      Trust units of $39,623, $35,745 and
      $38,460 at July 31, 2001, 2000
      and 1999, respectively)                        $1,321,343     $1,534,677    $1,883,289
                                                     =======================================

Trust units outstanding at the end of the year            6,375          6,754         7,289


Unit amounts are rounded to the nearest whole unit.

See notes to financial statements.

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS



1.    Organization

The First Trust of Insured Municipal Bonds - Pennsylvania, Series 2 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the Commonwealth of Pennsylvania, counties, municipalities, authorities and political subdivisions thereof.


2.    Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of Nike Securities L.P. (the "Sponsor"). The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the date the bonds were deposited in the Trust. The premium or discount (including original issue discount) existing on the date the bonds were deposited is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust, the Trust pays a fee for Trustee services to JPMorgan Chase Bank of $1.24, $.98 and $.69 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $21.82 per evaluation is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

Recent accounting pronouncement -

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Trust will adopt this requirement effective August 1, 2001 and the cumulative effect adjustment is expected to be immaterial. The adjustment will increase Cost of Trust assets and decrease Net unrealized appreciation, but will not impact net assets or net asset value per unit.


3.    Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at July 31, 2001 follows:

          Unrealized appreciation           $247,749
          Unrealized depreciation                  -
                                            --------
                                            $247,749
                                            ========


4.    Insurance

One issue of Bonds in the Trust is insured under insurance obtained by the issuer of the bonds; the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,270.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and
(b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.


5.    Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.8% of the public offering price which is equivalent to approximately 5.042% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly, quarterly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:


            Type of                       Year ended July 31,
         distribution
             plan                    2001         2000       1999

         Monthly                    $15.01      $17.30     $19.51
         Quarterly                   15.45       17.51      19.74
         Semi-annual                 15.45       17.57      19.79



Selected data for a unit of the Trust outstanding throughout each year -

Interest income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each year. Distributions to unit holders reflect the Trust's actual distributions.

                                                      Year ended July 31,

                                                 2001        2000       1999

Interest income                                 $16.93      $19.20     $20.99
Expenses                                         (2.11)      (1.97)     (1.85)
                                                -----------------------------
      Investment income - net                    14.82       17.23      19.14

Distributions to unit holders:
   Investment income - net                      (15.20)     (17.41)    (19.62)
   Principal from investment transactions       (20.15)     (20.13)    (13.77)

Net gain (loss) on investments                     .58      (10.84)    (12.41)
                                                -----------------------------
      Total increase (decrease) in net assets   (19.95)     (31.15)    (26.66)

Net assets:
   Beginning of the year                        227.22      258.37     285.03
                                                -----------------------------

   End of the year                             $207.27     $227.22    $258.37
                                               ==============================

                  THE FIRST TRUST OF INSURED MUNICIPAL BONDS -
                             PENNSYLVANIA, SERIES 2

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                               -------------------
                               P R O S P E C T U S
                               -------------------


                SPONSOR:                  Nike Securities L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                TRUSTEE:                  JPMorgan Chase Bank
                                          4 New York Plaza, 6th Floor
                                          New York, New York  10004-2413

                LEGAL COUNSEL             Chapman and Cutler
                TO SPONSOR:               111 West Monroe Street
                                          Chicago, Illinois  60603

                LEGAL COUNSEL             Carter, Ledyard & Milburn
                TO TRUSTEE:               2 Wall Street
                                          New York, New York  10005

                INDEPENDENT               Deloitte & Touche LLP
                AUDITORS:                 180 North Stetson Avenue
                                          Chicago, Illinois  60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.





                          NATIONAL TRUST SERIES

                   The First Trust(R) Combined Series
               The First Trust of Insured Municipal Bonds
                        The First Trust Advantage

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2001                          PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Certain Considerations

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the National Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the National Trusts to pay interest on or principal of the Bonds.

                          National Trust Series

                   The First Trust(R) Combined Series
               The First Trust of Insured Municipal Bonds
                        The First Trust Advantage

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    JP Morgan Chase Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                        PENNSYLVANIA TRUST SERIES

                   The First Trust(R) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2001                          PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31, 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property with a holding period of more than five years. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Pennsylvania Tax Status of Unit Holders

In rendering its opinion, Special Counsel has not, for timing reasons, made an independent review of proceedings related to the issuance of the Bonds. It has relied on the Sponsor for assurance that the Bonds have been issued by the Commonwealth of Pennsylvania or by or on behalf of municipalities or other governmental agencies within the Commonwealth.

At the time of the closing for each Pennsylvania Trust, Special Counsel to the Fund for Pennsylvania tax matters rendered an opinion under then existing Pennsylvania income tax law applicable to taxpayers whose income is subject to Pennsylvania income taxation substantially to the effect that:

Units evidencing fractional undivided interests in a Pennsylvania Trust, which are represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

Distributions of interest income to Unit holders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

A Unit holder will have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph upon the redemption or sale of his Units. Units will be taxable under the Pennsylvania inheritance and estate taxes;

A Unit holder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax when it redeems or sells its Units. Interest income distributed to Unit holders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of the Units into account in determining the taxable value of their shares subject to the Shares tax;

Under Act No. 68 of December 3, 1993, gains derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds may be subject to Pennsylvania personal or corporate income taxes. Those gains which are distributed by a Pennsylvania Trust to Unit holders who are individuals may be subject to Pennsylvania Personal Income Tax. For Unit holders which are corporations, the distributed gains may be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax. Gains which are not distributed by a Pennsylvania Trust may nevertheless be taxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued on or after February 1, 1994. Gains which are not distributed by a Pennsylvania Trust will remain nontaxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued prior to February 1, 1994.

Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers of the Bonds with respect to the Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations;

A Pennsylvania Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.

On December 3, 1993, changes to Pennsylvania laws affecting taxation of income and gains from the sale of Pennsylvania and local obligations were enacted. Among these changes was the repeal of the exemption from tax of gains realized upon the sale or other disposition of such obligations. The Pennsylvania Department of Revenue has issued proposed regulations concerning these changes. The opinions expressed above are based on Special Counsel's analysis of the law and proposed regulations, but are subject to modification upon review of final regulations or other guidance that may be issued by the Department of Revenue or future court decisions.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Generally. The Commonwealth of Pennsylvania has historically been identified as a heavy industry state, although that reputation has been changing as the industrial composition of the Commonwealth's economy continues to diversify into the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, particularly in crop and livestock products as well as agribusiness and food related industries. The Commonwealth continues to enjoy its longest period of economic growth and most of its sectors have created new jobs with unemployment rates comparable to the national average.

Consumer spending, supported by continued gains in income, could help sustain economic growth but at lower levels than in recent years due to continued losses in durable and nondurable manufacturing. As of October 2000, the Pennsylvania unemployment rate fell one-tenth of a percentage point from the year earlier period rate to 4.2%. The current outlook for Pennsylvania calls for moderate economic growth.

Revenues and Expenditures. On a budgetary basis, the Commonwealth's General Fund at June 30, 2000 ended the fiscal year with a $718.2 million unreserved/undesignated fund balance, prior to reserving $107.7 million for transfer to the Tax Stabilization Reserve (Rainy Day) Fund. After the transfer, the unreserved/undesignated fund balance on the budgetary basis was $610.5 million. Including the transfer for the 1999-00 Fiscal Year, the balance in the Tax Stabilization Reserve Fund increased to $1.105 billion.

Debt Management. The Constitution of the Commonwealth of Pennsylvania permits the incurrence of debt, without approval of the electorate, for capital projects specifically authorized in a capital budget. In addition to constitutionally authorized capital project debt, the Commonwealth may incur debt for electorate approved programs, such as economic revitalization, land and water development, and water facilities restoration; and for special purposes approved by the General Assembly, such as disaster relief. Further, the Commonwealth further issues tax anticipation notes ("TANS") to meet operating cash needs during certain months of the fiscal year.

For Fiscal Year 2000, the debt service requirement for general obligation bonded debt funded by the General Fund was approximately $627 million.

Philadelphia. The City of Philadelphia ("Philadelphia") is the largest city in the Commonwealth, with an estimated 1998 population of 1.43 million according to the U.S. Bureau of the Census, ranking sixth in metropolitan areas of the United States. Philadelphia functions both as a first class city and county for the purpose of administering various governmental programs. Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on April 30, 1996.

Ratings. All outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA by Standard & Poor's Ratings Services; Aa2 by Moody's Investor's Service, Inc.; and AA by Fitch IBCA, Inc. Standard & Poor's rating on City of Philadelphia general obligation bonds is BBB, and Moody's rating is Baa1.

There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and that there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

Each Pennsylvania Trust is susceptible to political, economic or regulatory factors affecting issuers of Pennsylvania municipal obligations (the "Pennsylvania Municipal Obligations"). These include the possible adverse effects of certain Pennsylvania constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided is only a brief summary of the complex factors affecting the financial situation in Pennsylvania and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various Commonwealth and local agencies in Pennsylvania or contained in Official Statements for various Pennsylvania Municipal Obligations.

                        PENNSYLVANIA TRUST SERIES

                   The First Trust(R) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    JPMorgan Chase Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT

This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

          The facing sheet

          The prospectus

          The signatures

          The Consent of Independent Auditors



                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust of Insured Municipal Bonds - Pennsylvania, Series 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 2001.

                           THE FIRST TRUST OF INSURED MUNICIPAL
                              BONDS - PENNSYLVANIA, SERIES 2
                                   (Registrant)
                           By    NIKE SECURITIES L.P.
                                   (Depositor)


                           By    Robert M. Porcellino
                                 Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    November 30, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683) and the same is hereby incorporated herein by this reference.


                               S-2

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust of Insured Municipal Bonds Series of our report dated November 15, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
November 26, 2001